UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-23025

                                 TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

                                 Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

                Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

APRIL 30

SEMI-ANNUAL

R E P O R T

(UNAUDITED)

TCW ALTERNATIVE FUNDS

TCW | Gargoyle Dynamic 500 Fund

TCW | Gargoyle Dynamic 500 Collar Fund

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

TCW | Gargoyle Hedged Value Fund

TCW | Gargoyle Systematic Value Fund

TCW High Dividend Equities Long/Short Fund

TCW Alternative Funds

The Letter to Shareholders contained in this Semi-Annual Report are the opinions of the Funds’ portfolio managers and are not the opinions of TCW Alternative Funds or its Board of Trustees. Various matters discussed in the Letter to Shareholders constitute forward-looking statements within the meaning of the federal securities laws. Actual results and the timing of certain events could differ materially from those projected or contemplated by these forward-looking statements due to a number of factors, including general economic conditions, overall availability of securities for investment by a Fund, the level of volatility in the securities markets and in the share price of a Fund, and other risk factors discussed in the SEC filings of TCW Alternative Funds. The data presented in the Letter to Shareholders represents past performance and cannot be used to predict future results.

Letter to Shareholders

David S. DeVito President and Chief Executive Officer

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Alternative Funds covering the six-month period ended April 30, 2017. I would like to thank you for your continued investment in the TCW Alternative Funds, as well as welcome new shareholders to our fund family. This report contains information outlining the performance of the TCW Alternative Funds and a list of portfolio holdings as of April 30, 2017.

The TCW Alternative Funds Family

In today’s market environment, investors are increasingly looking for returns that have low correlation to standard equity and bond allocations, mitigate volatility, and increase overall portfolio diversification. The TCW Alternative Funds family offers shareholders funds that display risk and return characteristics that differ from traditional investments.

Market Summary

For the six-month period ended April 30, 2017, returns for U.S. equities were very strong across the board. The S&P 500 Total Return Index (“SPXT”) and the Russell Mid-Cap Value Index advanced 13.32% and 12.42% for the period, respectively. Value stocks slightly underperformed over the period represented by the Russell 1000 Value Index returning 11.69% while the Russell 1000 Growth Index advanced 15.23%. Bonds declined over the period represented by the Barclays U.S. Aggregate Bond Index which fell (0.67)% as the 10yr U.S. Treasury yield rose from 1.83% to 2.28%. The market’s performance appears to have been impacted by the U.S. election and by greater clarity as to the timing and magnitude of future Fed interest rate increases. There was a downtrend during the early days of November as Hillary Clinton’s emails once again took center stage in the wake of FBI Director Comey’s announcement that more emails had been discovered. Polls and prediction markets showed the U.S. Presidential Election tightening significantly as November 8th approached, although a Clinton victory was still expected by most market participants. At the time, it was generally expected that a Clinton victory would be benign for equity markets, while a Trump victory would be surprising and bring with it risk and volatility. Those fears seemed to be confirmed in the overnight session following Trump’s victory on November 8th, as worldwide indices plunged and S&P 500 futures were initially down more than 5%. However, major indices rebounded sharply off the overnight lows in the wake of the Trump upset. The “Trump Rally” continued into the beginning of 2017 as January saw the SPXT steadily rise, in an environment of very low volatility, as investors continued to register optimism that the policies of the incoming Trump administration would be business-friendly and create a generally benign backdrop of rising corporate earnings. In February, this optimistic outlook gained momentum, as continued improvements in economic data reports encouraged investors to add to “risk-on” trades. The SPXT rose sharply in February, achieving new all-time highs in the beginning of March. March was characterized by range-bound trading, as investors paused to evaluate market conditions and question whether the SPXT had gotten ahead of itself in the preceding few months. The Index struggled to advance further for the rest of the month. While economic data and corporate earnings reports continued to be largely favorable, the Fed’s widely anticipated decision to raise interest rates again at the FOMC meeting on March 15 did lead to a small decline in the days following its decision. The SPXT eked out a 0.12% gain for the month of March, but closed below its best levels seen early in the month. Volatility has remained muted through April, bouncing off historically low levels (as measured by the CBOE Volatility Index (“VIX”)). However, it would not be surprising to see a pick-up in volatility through the rest of 2017.

Looking Ahead

Midway through the second quarter, markets have resumed their upward move with a few bumps along the way as political problems surfaced throwing the Republican agenda into question. The recent dampened volatility belies considerable uncertainty just below the surface, particularly concerning global political risk and the ability of the Trump administration to effectively pursue its legislative agenda. Continuing tensions in the Middle East, partisan gridlock in Congress, and the timing and magnitude of future Fed interest rate hikes will all bear close watching as we move through 2017.

An Update on the TCW Alternative Funds

Effective February 28, 2017, we added two new funds to the TCW Alternative Funds family:

•	TCW | Gargoyle Dynamic 500 Collar Fund (TFCSX/TFCNX).

The Fund’s investment objective is to seek long-term capital appreciation with limited and defined risk of significant loss compared to the S&P 500 Index (“SPX”). Under normal market

Letter to Shareholders (Continued)

conditions, the Fund seeks to achieve its investment objective by gaining exposure to the SPX directly or indirectly through ETFs (the “Stock Portfolio”), buying SPX put options intended to protect against a drop in the Stock Portfolio and selling shorter-dated SPX call options to reduce the Adviser-forecasted cost of maintaining the put position (the “Options Portfolio”).

•	TCW | Gargoyle Dynamic 500 Market-Neutral Fund (TFMSX/TFMNX).

The Fund’s investment objective is to seek long-term capital appreciation regardless of the movement in the SPX. Under normal market conditions, the Fund seeks to achieve its investment objective by gaining exposure to the SPX directly or indirectly through ETFs (the “Stock Portfolio”) and selling SPX call options (the “Options Portfolio”). In an effort to obtain positive investment returns without regard to the general direction of the general stock market, Gargoyle Investment Advisor L.L.C., the Fund’s sub-adviser (“Gargoyle” or the “Sub-Adviser”), continually monitors the Options Portfolio and actively adjusts the Options Portfolio in an effort to target an approximately market-neutral exposure (based on the SPX) when combined with the long exposure of the Stock Portfolio. These adjustments are generally made when the combined account, based on option valuation theory, exceeds plus or minus 30% net-market exposure.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Alternative Funds family a part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (866) 858-4338.

I look forward to further correspondence with you again through our annual report later this year.

Sincerely,

David S. DeVito

President and Chief Executive Officer

TCW Alternative Funds
Performance Summary (Unaudited)

		Average Annualized Total Return (1) As of April 30, 2017

	6	1	3	5	10	Since
	Month(2)	Year	Year	Year(3)	Year(3)	Inception
TCW | Gargoyle Dynamic 500 Fund
I Class	8.14%	12.51%	N/A	N/A	N/A	8.40%
N Class	8.00%	12.14%	N/A	N/A	N/A	8.13%

TCW | Gargoyle Dynamic 500 Collar Fund
I Class	N/A	N/A	N/A	N/A	N/A	0.00%(4)
N Class	N/A	N/A	N/A	N/A	N/A	(0.10)%(4)

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class	N/A	N/A	N/A	N/A	N/A	1.50%(4)
N Class	N/A	N/A	N/A	N/A	N/A	1.50%(4)

TCW | Gargoyle Hedged Value Fund
I Class	7.05%	6.92%	(0.62%)	7.45%	4.10%	7.51%(3)
N Class	6.96%	6.59%	(0.86%)	7.19%	3.98%	7.44%(3)

TCW | Gargoyle Systematic Value Fund
I Class	14.71%	13.48%	N/A	N/A	N/A	4.37%
N Class	14.46%	13.12%	N/A	N/A	N/A	4.11%

TCW High Dividend Equities Long/Short Fund
I Class	9.01%	8.67%	N/A	N/A	N/A	4.39%
N Class	8.87%	8.31%	N/A	N/A	N/A	4.13%

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)	Non-Annualized.

(3)

Performance data includes the performance of the predecessor entity from December 31, 1999, to April 30, 2012. That entity was not a registered investment company under the Investment Company Act of 1940, as amended (‘‘40 Act’’), and therefore, it was not subject to certain investment restrictions that are imposed by the 40 Act or the tax restrictions under the Sub Chapter M of the Internal Revenue Code for a 40 Act company. If that entity had been registered under the 40Act, the performance may have been lower. The performance also includes the performance history of the RiverPark/Gargoyle Hedged Value Fund (“RiverPark Fund”) from, April 30, 2012, to July 12, 2015. RiverPark Fund was a registered investment company under the 40 Act.

(4)	Non-Annualized. Cumulative return for the period of February 28, 2017 through April 30, 2017.

Past performance is not indicative of future performance.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (101.3%)
28,620	SPDR S&P 500 ETF Trust (1) (2)	$6,813,850

	Total Exchange Traded Funds (Cost: $6,129,950) (101.3%)	6,813,850

	Total Investments (Cost: $6,129,950) (101.3%)	6,813,850

	Liabilities in Excess of Other Assets (-1.3%)	(85,281)

	Net Assets (100.0%)	$6,728,569

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value

15	S&P 500 Index, Call, Strike Price $2,350, Expires 05/31/17	$(52,202)	$(68,175)
4	S&P 500 Index, Call, Strike Price $2,365, Expires 06/16/17	(13,914)	(16,500)
3	S&P 500 Index, Call, Strike Price $2,375, Expires 06/16/17	(8,515)	(10,425)
4	S&P 500 Index, Call, Strike Price $2,400, Expires 06/16/17	(8,314)	(8,340)

	Total Written Options	$(82,945)	$(103,440)

(1)	All or portion of this security is segregated to cover for written options.

(2)

SPDR S & P 500 ETF Trust (the “S & P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S & P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S & P 500 Index”). Each unit of fractional undivided interest in the S & P 500 ETF is referred to as a “Unit”. The S & P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S & P 500 Index.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	101.3%
Total	101.3%

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (94.3%)
4,000	SPDR S&P 500 ETF Trust (1) (2)		$952,320

	Total Exchange Traded Funds (Cost: $954,851) (94.3%)		952,320

Number of Contracts	Purchased Options – Exchange Traded

	Purchased Options – Exchange Traded (4.0%)
4	S&P 500 Index, Put, Strike Price $2,375, Expires 01/19/18		40,140

	Total Purchased Options - Exchange Traded (Cost: $50,686)		40,140

	Total Investments (Cost: $1,005,537) (98.3%)		992,460

	Excess of Other Assets over Liabilities (1.7%)		17,231

	Net Assets (100.0%)		$1,009,691

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value

4	S&P 500 Index, Call, Strike Price $2,410, Expires 06/30/17	$(8,974)	$ (8,700)

(1)	All or portion of this security is segregated to cover for written options.
(2)

SPDR S & P 500 ETF Trust (the “S & P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S & P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S & P 500 Index”). Each unit of fractional undivided interest in the S & P 500 ETF is referred to as a “Unit”. The S & P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S & P 500 Index.

Notes to the Schedule of Investments:

ETF -      Exchange Traded Fund

S&P -     Standard and Poor’s

SPDR    Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	94.3%
Purchased Options	4.0
Total	98.3%

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (102.2%)
4,400	SPDR S&P 500 ETF Trust (1) (2)		$1,047,552

	Total Exchange Traded Funds (Cost: $1,049,547) (102.2%)		1,047,552

	Total Investments (Cost: $1,049,547) (102.2%)		1,047,552

	Liabilities in Excess of Other Assets (-2.2%)		(22,304)

	Net Assets (100.0%)		$1,025,248

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value

6	S&P 500 Index, Call, Strike Price $2,310, Expires 05/19/17	$ (39,051)	$ (46,170)

(1)	All or portion of this security is segregated to cover for written options.

(2)

SPDR S & P 500 ETF Trust (the “S & P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S & P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S & P 500 Index”). Each unit of fractional undivided interest in the S & P 500 ETF is referred to as a “Unit”. The S & P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S & P 500 Index.

Notes to the Schedule of Investments:

ETF -      Exchange Traded Fund

S&P -     Standard and Poor’s

SPDR    Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	102.2%
Total	102.2%

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (17.3%)
11,759	AMC Networks, Inc., Class A (1)	$701,777
13,000	AutoNation, Inc. (1)	546,000
13,300	Bed Bath & Beyond, Inc.	515,375
57,380	Ford Motor Co. (2)	658,149
20,100	General Motors Co. (2)	696,264
16,900	Goodyear Tire & Rubber Co. (The) (2)	612,287
7,600	Kohl’s Corp.	296,628
7,600	Liberty Global PLC, Class A (1)	269,192
13,598	Michael Kors Holdings, Ltd. (1)	507,613
6,455	PVH Corp. (2)	652,149
7,152	Scripps Networks Interactive, Inc., Class A	534,397
64,895	Staples, Inc.	634,024
10,964	Tenneco, Inc.	691,061
12,729	Viacom, Inc., Class B	541,746

	Total Consumer Discretionary	7,856,662

	Energy (11.0%)
22,923	Antero Resources Corp. (1)	485,738
38,500	EnLink Midstream LLC (2)	710,325
20,550	National Oilwell Varco, Inc. (2)	718,634
14,500	Oceaneering International, Inc. (2)	382,655
29,217	QEP Resources, Inc. (1)	345,053
6,427	Tesoro Corp.	512,296
54,875	Transocean, Ltd. (1) (2)	605,271
11,656	Valero Energy Corp.	753,094
42,000	Weatherford International PLC (1) (2)	242,340
6,175	World Fuel Services Corp.	227,425

	Total Energy	4,982,831

	Financials (16.7%)
3,469	Affiliated Managers Group, Inc.	574,432
6,930	American Express Co.	549,203
3,557	Ameriprise Financial, Inc.	454,762
30,525	CNO Financial Group, Inc.	643,162
1,655	Enstar Group, Ltd. (1)	322,394
12,171	Franklin Resources, Inc.	524,692
18,670	Legg Mason, Inc. (2)	697,885
32,228	Leucadia National Corp. (2)	818,269
68,182	MGIC Investment Corp. (1) (2)	718,638
6,807	Prudential Financial, Inc. (2)	728,552
49,750	Radian Group, Inc.	839,780

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Number of Shares	Common Stock	Value

	Financials (Continued)
18,586	Voya Financial, Inc.	$694,745

	Total Financials	7,566,514

	Health Care (17.4%)
8,252	AbbVie, Inc.	544,137
6,300	Acadia Healthcare Co., Inc. (1)	274,554
19,213	Akorn, Inc. (1)	642,675
2,800	Allergan PLC (2)	682,808
19,310	Allscripts Healthcare Solutions, Inc. (1)	231,141
5,236	AmerisourceBergen Corp.	429,614
1,500	Amgen, Inc.	244,980
14,510	Baxter International, Inc. (2)	807,916
2,193	Biogen, Inc. (1)	594,764
8,400	Centene Corp. (1)	624,960
8,840	Express Scripts Holding Co. (1)	542,246
8,900	Gilead Sciences, Inc. (2)	610,095
1,200	Jazz Pharmaceuticals PLC (1)	191,136
10,986	Mallinckrodt PLC (1) (2)	515,463
1,510	Perrigo Co. PLC (2)	111,649
5,751	United Therapeutics Corp. (1)	722,901
13,161	Valeant Pharmaceuticals International, Inc. (1)	121,739

	Total Health Care	7,892,778

	Industrials (14.0%)
17,900	Avis Budget Group, Inc. (1) (2)	545,950
2,760	Chicago Bridge & Iron Co. NV	83,021
5,126	Delta Air Lines, Inc.	232,925
6,838	ManpowerGroup, Inc. (2)	690,501
14,156	Owens Corning (2)	861,393
25,995	Trinity Industries, Inc.	699,266
9,872	United Continental Holdings, Inc. (1)	693,113
8,080	United Rentals, Inc. (1)	886,053
25,178	USG Corp. (1) (2)	762,893
5,690	WESCO International, Inc. (1)	346,806
11,716	XPO Logistics, Inc. (1)	578,653

	Total Industrials	6,380,574

	Information Technology (18.5%)
2,556	Belden, Inc.	178,153
14,974	CA, Inc.	491,596
24,220	eBay, Inc. (1) (2)	809,190
14,055	First Solar, Inc. (1) (2)	415,325
48,661	Flex, Ltd. (1) (2)	752,299

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Number of Shares	Common Stock	Value

	Information Technology (Continued)
47,653	HP, Inc.	$896,830
6,694	InterDigital, Inc.	601,791
4,752	Lam Research Corp.	688,327
13,133	NCR Corp. (1)	541,736
41,041	Nuance Communications, Inc. (1)	734,224
34,757	Twitter, Inc. (1)	572,795
4,285	VMware, Inc., Class A (1) (2)	403,304
58,476	Xerox Corp.	420,443
9,588	Zebra Technologies Corp., Class A (1)	903,861

	Total Information Technology	8,409,874

	Materials (3.9%)
19,563	Mosaic Co. (The)	526,831
26,235	Owens-Illinois, Inc. (1)	572,448
8,540	Reliance Steel & Aluminum Co.	673,123

	Total Materials	1,772,402

	Telecommunication Services (1.3%)
22,340	CenturyLink, Inc. (2)	573,468

	Utilities (1.5%)
41,446	NRG Energy, Inc.	700,437

	Total Common Stock (Cost: $40,987,707) (101.6%)	46,135,540

	Total Investments (Cost: $40,987,707) (101.6%)	46,135,540

	Liabilities in Excess of Other Assets (-1.6%)	(712,046)

	Net Assets (100.0%)	$45,423,494

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
3	NASDAQ 100 Index, Call, Strike Price $5,425, Expires 06/16/17	$(28,255)	$(57,555)
10	Russell 2000 Index, Call, Strike Price $1,340, Expires 05/19/17	(35,585)	(62,600)
21	Russell 2000 Index, Call, Strike Price $1,350, Expires 05/19/17	(66,048)	(112,875)
19	Russell 2000 Index, Call, Strike Price $1,360, Expires 05/19/17	(52,631)	(85,595)
10	Russell 2000 Index, Call, Strike Price $1,365, Expires 05/19/17	(21,984)	(41,000)
23	Russell 2000 Index, Call, Strike Price $1,370, Expires 05/31/17	(54,325)	(94,530)
4	Russell 2000 Index, Call, Strike Price $1,380, Expires 05/19/17	(8,954)	(11,780)
7	Russell 2000 Index, Call, Strike Price $1,380, Expires 05/31/17	(16,439)	(23,695)
4	Russell 2000 Index, Call, Strike Price $1,390, Expires 05/19/17	(6,954)	(9,080)
6	Russell 2000 Index, Call, Strike Price $1,390, Expires 05/31/17	(13,131)	(16,380)
5	Russell 2000 Index, Call, Strike Price $1,410, Expires 06/16/17	(12,092)	(11,325)
5	S&P 500 Index, Call, Strike Price $2,345, Expires 05/19/17	(15,742)	(22,825)
16	S&P 500 Index, Call, Strike Price $2,350, Expires 05/19/17	(50,055)	(67,040)
47	S&P 500 Index, Call, Strike Price $2,350, Expires 05/31/17	(146,327)	(213,615)
8	S&P 500 Index, Call, Strike Price $2,350, Expires 06/16/17	(34,708)	(41,640)
6	S&P 500 Index, Call, Strike Price $2,360, Expires 06/16/17	(19,911)	(26,880)
14	S&P 500 Index, Call, Strike Price $2,385, Expires 05/19/17	(30,778)	(22,470)
7	S&P 500 Index, Call, Strike Price $2,400, Expires 06/16/17	(18,399)	(14,595)

	Total Written Options	$(632,318)	$(935,480)

(1)	Non-income producing security.

(2)	All or portion of this security is segregated to cover for written options.

Notes to the Schedule of Investments:

NASDAQ -	National Association of Securities Dealers Automated Quotations.
S&P -	Standard and Poor’s

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Information Technology	18.5%
Health Care	17.4
Consumer Discretionary	17.3
Financials	16.7
Industrials	14.0
Energy	11.0
Materials	3.9
Utilities	1.5
Telecommunication Services	1.3

Total	101.6%

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (16.6%)
294	AMC Networks, Inc., Class A (1)	$17,546
300	AutoNation, Inc. (1)	12,600
425	Bed Bath & Beyond, Inc.	16,469
112	DISH Network Corp., Class A (1)	7,217
1,079	Ford Motor Co.	12,376
467	General Motors Co.	16,177
447	Goodyear Tire & Rubber Co. (The)	16,195
30	Graham Holdings Co., Class B	18,051
279	Kohl’s Corp.	10,889
454	Liberty Global PLC, Class A (1)	16,081
363	Michael Kors Holdings, Ltd. (1)	13,551
143	PVH Corp.	14,447
2,012	Staples, Inc.	19,657
266	Tenneco, Inc.	16,766
313	Viacom, Inc., Class B	13,321

	Total Consumer Discretionary	221,343

	Consumer Staples (2.6%)
193	Edgewell Personal Care Co. (1)	13,798
800	Pilgrim’s Pride Corp.	20,768

	Total Consumer Staples	34,566

	Energy (10.1%)
742	Antero Resources Corp. (1)	15,723
932	EnLink Midstream LLC	17,195
412	National Oilwell Varco, Inc.	14,408
357	Oceaneering International, Inc.	9,421
999	QEP Resources, Inc. (1)	11,798
176	Tesoro Corp.	14,029
1,426	Transocean, Ltd. (1)	15,729
2,816	Weatherford International PLC (1)	16,248
932	Whiting Petroleum Corp. (1)	7,736
341	World Fuel Services Corp.	12,559

	Total Energy	134,846

	Financials (16.0%)
109	Affiliated Managers Group, Inc.	18,049
219	American Express Co.	17,356
164	Ameriprise Financial, Inc.	20,968
965	CNO Financial Group, Inc.	20,333
39	Enstar Group, Ltd. (1)	7,597
473	Legg Mason, Inc.	17,681
870	Leucadia National Corp.	22,089

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Number of Shares	Common Stock	Value

	Financials (Continued)
1,643	MGIC Investment Corp. (1)	$17,317
172	Prudential Financial, Inc.	18,409
1,098	Radian Group, Inc.	18,534
168	Reinsurance Group of America, Inc.	21,007
382	Voya Financial, Inc.	14,279

	Total Financials	213,619

	Health Care (18.1%)
252	AbbVie, Inc.	16,617
366	Akorn, Inc. (1)	12,243
60	Allergan PLC	14,632
171	AmerisourceBergen Corp.	14,030
200	Amgen, Inc.	32,664
368	Baxter International, Inc.	20,490
54	Biogen, Inc. (1)	14,645
230	Centene Corp. (1)	17,112
223	Express Scripts Holding Co. (1)	13,679
193	Gilead Sciences, Inc.	13,230
87	HCA Holdings, Inc. (1)	7,326
123	Jazz Pharmaceuticals PLC (1)	19,592
228	Mallinckrodt PLC (1)	10,698
257	Molina Healthcare, Inc. (1)	12,796
105	Perrigo Co. PLC	7,764
102	United Therapeutics Corp. (1)	12,821

	Total Health Care	240,339

	Industrials (14.1%)
445	Chicago Bridge & Iron Co. NV	13,386
348	Delta Air Lines, Inc.	15,813
269	Eaton Corp. PLC	20,347
172	ManpowerGroup, Inc.	17,369
298	Owens Corning	18,133
578	Trinity Industries, Inc.	15,548
277	United Continental Holdings, Inc. (1)	19,448
200	United Rentals, Inc. (1)	21,932
506	USG Corp. (1)	15,332
156	WESCO International, Inc. (1)	9,508
410	XPO Logistics, Inc. (1)	20,250

	Total Industrials	187,066

	Information Technology (16.3%)
473	CA, Inc.	15,528
585	eBay, Inc. (1)	19,545

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Number of Shares	Common Stock	Value

	Information Technology (Continued)
536	First Solar, Inc. (1)	$15,839
1,232	Flex, Ltd. (1)	19,047
966	HP, Inc.	18,180
192	InterDigital, Inc.	17,261
609	Jabil Circuit, Inc.	17,673
151	Lam Research Corp.	21,872
415	NCR Corp. (1)	17,119
1,026	Nuance Communications, Inc. (1)	18,355
943	Twitter, Inc. (1)	15,541
1,481	Xerox Corp.	10,648
112	Zebra Technologies Corp., Class A (1)	10,558

	Total Information Technology	217,166

	Materials (2.9%)
468	Mosaic Co. (The)	12,603
754	Owens-Illinois, Inc. (1)	16,452
120	Reliance Steel & Aluminum Co.	9,459

	Total Materials	38,514

	Telecommunication Services (1.1%)
577	CenturyLink, Inc.	14,812

	Utilities (1.6%)
1,250	NRG Energy, Inc.	21,125

	Total Common Stock (Cost: $1,239,064) (99.4%)	1,323,396

Total Investments (Cost: $1,239,064) (99.4%)		1,323,396

Excess of Other Assets over Liabilities (0.6%)		8,163

Net Assets (100.0%)		$1,331,559

(1)  Non-income producing security.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Percentage of Net Assets
Health Care	18.1%
Consumer Discretionary	16.6
Information Technology	16.3
Financials	16.0
Industrials	14.1
Energy	10.1
Materials	2.9
Consumer Staples	2.6
Utilities	1.6
Telecommunication Services	1.1

Total	99.4%

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited)	April 30, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (15.4%)
1,720	DR Horton, Inc.	$56,571
1,222	Monro Muffler Brake, Inc.	63,361
962	Newell Brands, Inc.	45,926
1,091	Toll Brothers, Inc.	39,265

	Total Consumer Discretionary	205,123

	Consumer Staples (12.5%)
499	CVS Health Corp.	41,137
320	Spectrum Brands Holdings, Inc.	45,994
3,660	Vector Group, Ltd.	79,495

	Total Consumer Staples	166,626

	Energy (5.0%)
3,202	Kinder Morgan, Inc.	66,057

	Financials (15.2%)
3,580	Ares Capital Corp.	63,008
2,412	Triangle Capital Corp.	45,635
824	U.S. Bancorp	42,255
969	Wells Fargo & Co.	52,171

	Total Financials	203,069

	Industrials (12.3%)
1,663	EnPro Industries, Inc.	117,491
1,058	KAR Auction Services, Inc.	46,150

	Total Industrials	163,641

	Information Technology (7.4%)
316	Apple, Inc.	45,393
331	International Business Machines Corp.	53,056

	Total Information Technology	98,449

	Real Estate Investment Trust (REIT) (21.1%)
625	American Tower Corp.	78,713
7,845	Colony NorthStar, Inc., Class A	102,534
1,414	Seritage Growth Properties, Class A	58,681
247	Simon Property Group, Inc.	40,819

	Total Real Estate Investment Trust (REIT)	280,747

	Total Common Stock (Cost: $1,122,240) (88.9%)	1,183,712

	Total Investments Before Investments Sold Short (Cost: $1,122,240) (88.9%)	1,183,712

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2017

Number of Shares	Securities Sold Short	Value

	Consumer Discretionary (-4.0%)
(713)	Buckle, Inc. (The)	$(13,333)
(249)	Dillard’s, Inc., Class A	(13,787)
(1,142)	PetMed Express, Inc.	(26,380)

	Total Consumer Discretionary	(53,500)

	Consumer Staples (-2.0%)
(762)	Hormel Foods Corp.	(26,731)

	Energy (-1.7%)
(653)	National Oilwell Varco, Inc.	(22,835)

	Exchange Traded Funds (-23.0%)
(925)	Industrial Select Sector SPDR Fund	(61,365)
(983)	iShares Russell 2000 ETF	(136,696)
(300)	SPDR S&P 500 ETF Trust (1)	(71,424)
(850)	SPDR S&P Bank ETF (2)	(36,227)

	Total Exchange Traded Funds	(305,712)

	Financials (-3.1%)
(282)	Cincinnati Financial Corp.	(20,329)
(2,202)	Prospect Capital Corp.	(20,480)

	Total Financials	(40,809)

	Information Technology (-3.7%)
(984)	Snap, Inc., Class A (3)	(22,189)
(1,376)	Western Union Co. (The)	(27,327)

	Total Information Technology	(49,516)

	Total Securities Sold Short (Cost: $(471,921) (-37.5%)	(499,103)

Total Investments Net of Securities Sold Short (Cost: $650,319) (51.4%)		684,609

Excess of Other Assets over Liabilities (48.6%)		647,037

Net Assets (100.0%)		$1,331,646

(1)

SPDR S & P 500 ETF Trust (the “S & P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S & P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S & P 500 Index”). Each unit of fractional undivided interest in the S & P 500 ETF is referred to as a “Unit”. The S & P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S & P 500 Index.

(2)

The SPDR S & P Bank ETF (the “S & P Bank ETF”) is a series of the SPDR Series Trust that was organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. The S & P Bank ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S & P Banks Select Index that tracks the performance of publicly traded national money centers and leading regional banks.

(3)	Non-income producing security.

Notes to the Schedule of Investments:

ETF -      Exchange Traded Fund

S&P -     Standard and Poor’s

SPDR -  Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Investments by Industry (Unaudited)	April 30, 2017

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets
Real Estate Investment Trust (REIT)	21.1%	—%
Consumer Discretionary	15.4	(4.0)
Financials	15.2	(3.1)
Consumer Staples	12.5	(2.0)
Industrials	12.3	—
Information Technology	7.4	(3.7)
Energy	5.0	(1.7)
Exchange Traded Funds	—	(23.0)

Total	88.9%	(37.5)%

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW | Gargoyle Dynamic 500 Fund	TCW | Gargoyle Dynamic 500 Collar Fund	TCW | Gargoyle Dynamic 500 Market-Neutral Fund	TCW | Gargoyle Hedged Value Fund
ASSETS:
Investments, at Value (1)	$6,813,850	$992,460	$1,047,552	$46,135,540
Cash	29,980	20,413	23,408	76,570
Receivable for Securities Sold	8,314	8,974	—	1,068,356
Interest and Dividends Receivable	—	—	—	29,272
Receivable from Investment Adviser	10,887	1,745	1,743	34,587
Receivable for Fund Shares Sold	906,953	—	—	89
Prepaid Expenses	1,215	882	882	7,764

Total Assets	7,771,199	1,024,474	1,073,585	47,352,178

LIABILITIES:
Written Options, at Value (2)	103,440	8,700	46,170	935,480
Payable for Securities Purchased	928,551	3,926	—	28,045
Payable for Fund Shares Redeemed	—	—	—	907,680
Accrued Management Fees	3,795	662	672	34,449
Accrued Trustees’ Fees and Expenses	24	216	215	—
Accrued Distribution Fees	85	51	52	794
Other Accrued Expenses	6,735	1,228	1,228	22,236

Total Liabilities	1,042,630	14,783	48,337	1,928,684

NET ASSETS	$6,728,569	$1,009,691	$1,025,248	$45,423,494

NET ASSETS CONSIST OF:
Paid-in Capital	$6,279,283	$1,010,000	$1,010,000	$43,719,587
Undistributed Net Investment Income (Loss)	2,672	2,399	2,602	(180,976)
Accumulated Net Realized Gain (Loss) on Investments and Written Options	(216,791)	10,095	21,761	(2,959,788)
Net Unrealized Appreciation (Depreciation) of Investments and Written Options	663,405	(12,803)	(9,115)	4,844,671

NET ASSETS	$6,728,569	$1,009,691	$1,025,248	$45,423,494

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$6,309,757	$759,854	$771,562	$41,609,484

N Class Share	$418,812	$249,837	$253,686	$3,814,010

CAPITAL SHARES OUSTANDING: (3)
I Class Share	572,551	76,003	76,003	4,512,204

N Class Share	38,047	25,000	25,000	411,365

NET ASSET VALUE PER SHARE: (4)
I Class Share	$11.02	$10.00	$10.15	$9.22

N Class Share	$11.01	$9.99	$10.15	$9.27

(1)

The identified cost for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund at April 30, 2017 was $6,129,950, $1,005,537, $1,049,547 and $40,987,707, respectively.

(2)

The premiums received for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund at April 30, 2017 was $82,945, $8,974, $39,051 and $632,318, respectively.

(3)	Authorized to issue unlimited number of shares with no par value.

(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Assets and Liabilities (Unaudited)	April 30, 2017

	TCW | Gargoyle Systematic Value Fund	TCW High Dividend Equities Long/Short Fund
ASSETS:
Investments, at Value (1)	$1,323,396	$1,183,712
Cash	7,713	95,596
Deposit with Brokers for Collateral on Short Sales	—	565,839
Receivable for Securities Sold	20,099	—
Interest and Dividends Receivable	751	650
Receivable from Investment Adviser	9,604	9,356
Prepaid Expenses	523	539

Total Assets	1,362,086	1,855,692

LIABILITIES:
Securities Sold Short, at Value (2)	—	499,103
Payable for Securities Purchased	19,602	12,635
Dividends on Short Sales Payable	—	1,364
Accrued Management Fees	763	1,042
Accrued Distribution Fees	81	82
Other Accrued Expenses	10,081	9,820

Total Liabilities	30,527	524,046

NET ASSETS	$1,331,559	$1,331,646

NET ASSETS CONSIST OF:
Paid-in Capital	$1,267,571	$1,273,207
Distributions in Excess of Net Investment Income	(2,463)	(5,740)
Accumulated Net Realized Gain (Loss) on Investments and Investments on Securities Sold Short	(17,881)	29,889
Net Unrealized Appreciation (Depreciation) of Investments and Investments on Securities Sold Short	84,332	34,290

NET ASSETS	$1,331,559	$1,331,646

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$934,627	$934,381

N Class Share	$396,932	$397,265

CAPITAL SHARES OUSTANDING: (3)
I Class Share	88,939	89,298

N Class Share	37,811	38,002

NET ASSET VALUE PER SHARE: (4)
I Class Share	$10.51	$10.46

N Class Share	$10.50	$10.45

(1)	The identified cost for the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund at April 30, 2017 was $1,239,064 and $1,122,240, respectively.

(2)	The proceeds received for the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund at April 30, 2017 was $0 and $471,921, respectively.

(3)	Authorized to issue unlimited number of shares with no par value.

(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW | Gargoyle Dynamic 500 Fund	TCW | Gargoyle Dynamic 500 Collar Fund (1)	TCW | Gargoyle Dynamic 500 Market-Neutral Fund (1)	TCW | Gargoyle Hedged Value Fund
INVESTMENT INCOME

Income:
Dividends (2)	$58,816	$4,185	$4,405	$269,214

Expenses:
Administration Fees	27,325	8,968	8,969	46,468
Management Fees	22,370	1,345	1,359	209,824
Transfer Agent Fees	18,958	6,179	6,179	65,813
Professional Fees	10,091	1,523	1,523	43,158
Trustees’ Fees and Expenses	5,596	277	277	55,370
Insurance Fees	1,699	180	180	45,550
Shareholder Reporting Expense	1,319	436	436	24,778
Registration Fees	1,260	213	213	28,054
Distribution Fees
N Class	502	104	105	5,729
Other Fees	727	300	298	2,891

Total expenses before waivers	89,847	19,525	19,539	527,635
Less Expenses Borne by Investment Adviser	(61,382)	(3,406)	(3,403)	(230,485)
Less Expenses Waived by Administrator	—	(8,333)	(8,333)	—
Less Expenses Waived by Transfer Agent	—	(6,000)	(6,000)	—

Net Expenses	28,465	1,786	1,803	297,150

Net Investment Income (Loss)	30,351	2,399	2,602	(27,936)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	42,707	—	—	2,988,158
Written Options	(233,254)	10,095	21,761	(2,588,101)
Change in Unrealized Appreciation (Depreciation) on:
Investments	661,729	(13,077)	(1,996)	3,495,340
Written Options	(26,799)	274	(7,119)	(645,909)

Net Realized and Unrealized Gain (Loss) on Investments	444,383	(2,708)	12,646	3,249,488

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$474,734	$(309)	$15,248	$3,221,552

(1)	Commencement of operations was February 28, 2017.

(2)	Net of foreign taxes withheld of $0, $0, $0 and $667, for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund, respectively.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Operations (Unaudited)	Six Months Ended April 30, 2017

	TCW | Gargoyle Systematic Value Fund	TCW High Dividend Equities Long/Short Fund
INVESTMENT INCOME

Income:
Dividends (1)	$7,367	$15,616

Expenses:
Administration Fees	27,469	26,810
Transfer Agent Fees	18,698	18,907
Professional Fees	11,678	11,696
Management Fees	4,513	6,125
Trustees’ Fees and Expenses	1,456	1,476
Insurance Fees	1,114	1,164
Shareholder Reporting Expense	928	1,041
Distribution Fees
N Class	482	483
Registration Fees	316	315
Compliance Expense
Other Fees	626	627

Total Expenses Excluding Dividend Expense and Service Fee on Securities Sold Short	67,280	68,644
Dividend Expense	—	3,569
Service Fee on Securities Sold Short	—	2,957

Total expenses before waivers	67,280	75,170
Less Expenses Borne by Investment Adviser	(60,996)	(59,780)

Net Expenses	6,284	15,390

Net Investment Income	1,083	226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	24,337	91,035
Investments on Securities Sold Short	—	(13,171)
Change in Unrealized Appreciation on:
Investments	143,515	51,549
Investments on Securities Sold Short	—	(20,959)
Written Options	—	396

Net Realized and Unrealized Gain on Investments	167,852	108,850

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,935	$109,076

(1)	Net of foreign taxes withheld of $90 and $0, for the TCW | Gargoyle Systematic Value Fund, and the TCW High Dividend Equities Long/Short Fund, respectively.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Dynamic 500 Fund (1)
	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016
OPERATIONS:
Net Investment Income	$30,351	$14,184
Net Realized Gain (Loss) on Investments and Written Options	(190,547)	2,152
Change in Unrealized Appreciation on Investments and Written Options	634,930	28,475

Increase in Net Assets Resulting from Operations	474,734	44,811

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(33,816)	(4,684)
N Class	(1,665)	(1,921)

Distributions from Net Realized Gain:
I Class	(26,360)	—
N Class	(2,036)	—

Total Distributions to Shareholders	(63,877)	(6,605)

NET CAPITAL SHARE TRANSACTIONS:
I Class	5,019,200	879,684
N Class	3,701	376,921

Increase in Net Assets Resulting from Net Capital Share Transactions	5,022,901	1,256,605

Increase in Net Assets	5,433,758	1,294,811

NET ASSETS:
Beginning of Period	1,294,811	—

End of Period	$6,728,569	$1,294,811

Undistributed Net Investment Income	$2,672	$7,802

(1)	Commencement of operations was November 30, 2015.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Dynamic 500 Collar Fund (1)	TCW | Gargoyle Dynamic 500 Market-Neutral Fund (1)
	Period Ended April 30, 2017 (Unaudited)	Period Ended April 30, 2017 (Unaudited)
OPERATIONS:
Net Investment Income	$2,399	$2,602
Net Realized Gain on Investments and Written Options	10,095	21,761
Change in Unrealized (Depreciation) on Investments and Written Options	(12,803)	(9,115)

Increase (Decrease) in Net Assets Resulting from Operations	(309)	15,248

NET CAPITAL SHARE TRANSACTIONS:
I Class	760,000	760,000
N Class	250,000	250,000

Increase in Net Assets Resulting from Net Capital Share Transactions	1,010,000	1,010,000

Increase in Net Assets	1,009,691	1,025,248

NET ASSETS:
Beginning of Period	—	—

End of Period	$1,009,691	$1,025,248

Undistributed Net Investment Income	$2,399	$2,602

(1)	Commencement of operations was February 28, 2017.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Hedged Value Fund
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
OPERATIONS:
Net Investment Income (Loss)	$(27,936)	$421,571
Net Realized Gain (Loss) on Investments and Written Options	400,057	(1,259,856)
Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	2,849,431	(2,553,707)

Increase (Decrease) in Net Assets Resulting from Operations	3,221,552	(3,391,992)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(511,601)	(309,828)
N Class	(33,283)	(14,059)

Distributions from Net Realized Gain:
I Class	—	(961,689)
N Class	—	(202,186)

Total Distributions to Shareholders	(544,884)	(1,487,762)

NET CAPITAL SHARE TRANSACTIONS:
I Class	846,498	(13,317,363)
N Class	(4,221,168)	(3,801,058)

Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(3,374,670)	(17,118,421)

Increase (Decrease) in Net Assets	(698,002)	(21,998,175)

NET ASSETS:
Beginning of Period	46,121,496	68,119,671

End of Period	$45,423,494	$46,121,496

Undistributed Net Investment Income (Loss)	$(180,976)	$391,844

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Systematic Value Fund (1)		TCW High Dividend Equities Long/Short Fund (1)

	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016
OPERATIONS:
Net Investment Income	$1,083	$8,850	$226	$13,191
Net Realized Gain (Loss) on Investments, Investment on Securities Sold Short and Written Options	24,337	(42,218)	77,864	(48,167)
Change in Unrealized Appreciation (Depreciation) on Investments, Investment on Securities Sold Short and Written Options	143,515	(59,183)	30,986	3,304

Increase (Decrease) in Net Assets Resulting from Operations	168,935	(92,551)	109,076	(31,672)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(8,455)	(1,034)	(10,623)	(3,513)
N Class	(2,752)	(360)	(3,631)	(1,420)

Total Distributions to Shareholders	(11,207)	(1,394)	(14,254)	(4,933)

NET CAPITAL SHARE TRANSACTIONS:
I Class	13,630	876,034	15,468	877,911
N Class	2,752	375,360	3,631	376,419

Increase in Net Assets Resulting from Net Capital Share Transactions	16,382	1,251,394	19,099	1,254,330

Increase in Net Assets	174,110	1,157,449	113,921	1,217,725
NET ASSETS:
Beginning of Period	1,157,449	—	1,217,725	—

End of Period	$1,331,559	$1,157,449	$1,331,646	$1,217,725

Undistributed Net Investment Income (Loss)	$(2,463)	$7,661	$(5,740)	$8,288

(1)	Commencement of operations was November 30, 2015.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

TCW Alternative Funds
Notes to Financial Statements (Unaudited)	April 30, 2017

Note 1 — Organization

TCW Alternative Funds, a Delaware statutory trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate portfolios (each a “Fund” and collectively, the “Funds”): TCW | Gargoyle Dynamic 500 Fund (“Dynamic 500”), TCW | Gargoyle Dynamic 500 Collar Fund (“Dynamic 500 Collar”), TCW | Gargoyle Dynamic 500 Market-Neutral Fund (“Dynamic 500 Market-Neutral”), TCW | Gargoyle Hedged Value Fund (“Hedged Value”), TCW | Gargoyle Systematic Value Fund (“Systematic Value”) and the TCW High Dividend Equities Long/Short Fund (“Dividend Equities”). TCW Investment Management Company (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund’s investment objective and principal strategy are as follows:

TCW Alternative Fund	Investment Objective and Principal Strategy
TCW | Gargoyle Dynamic 500 Fund	Seeks greater long-term capital appreciation with reduced risk and lower volatility than the S&P 500 Index. The Fund seeks to achieve this by buying the S&P 500 Index and selling short-term, out-of-the-money SPX Call Options.

TCW | Gargoyle Dynamic 500 Collar Fund	Seeks long-term capital appreciation with limited and defined risk of significant loss compared to the S&P 500 Index.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Seeks long-term capital appreciation regardless of the movement in the S&P 500 Index.

TCW | Gargoyle Hedged Value Fund	Seeks long-term capital appreciation with lower volatility than a standalone stock portfolio by mixing a stock portfolio with index call options.

TCW | Gargoyle Systematic Value Fund	Seeks long-term capital appreciation by investing in equity securities of medium-large capitalization companies.

TCW High Dividend Equities Long/Short Fund	Seeks long-term capital appreciation by investing in long and short positions in equity securities listed on U.S. financial markets that are considered to have high dividends and in derivative instruments that have economic characteristics similar to such securities. The Fund may also short securities.

The Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

TCW Alternative Funds	April 30, 2017
Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting  purposes. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services - Investment Companies.

Net Asset Value: The net asset value per share (“NAV”) of each Class of a Fund is determined by dividing  the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued  at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories  of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as  such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedules of Investments as of April 30, 2017.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended April 30, 2017.

The Funds held no investments or other financial instruments at April 30, 2017, whose fair value was calculated using Level 3 inputs.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income: Security transactions are recorded as of the  trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of  one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2017, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories.

TCW | Gargoyle Dynamic 500 Fund	Equity Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(103,440)	$(103,440)

Total Value	$(103,440)	$(103,440)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(233,254)	$(233,254)

Total Value	$(233,254)	$(233,254)

Change in Unrealized (Depreciation) on:
Written Options	$(26,799)	$(26,799)

Total Unrealized (Depreciation)	$(26,799)	$(26,799)

Number of Contracts(1)	26	26

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2017.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

TCW | Gargoyle Dynamic 500 Collar Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(8,700)	$(8,700)

Total Value	$(8,700)	$(8,700)

Statement of Operations:
Realized Gain on:
Written Options	$10,095	$10,095

Total Value	$10,095	$10,095

Change in Unrealized Appreciation on:
Written Options	$274	$274

Total Unrealized Appreciation	$274	$274

Number of Contracts(1)	4	4

(1)	Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2017.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(46,170)	$(46,170)

Total Value	$(46,170)	$(46,170)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$21,761	$21,761

Total Value	$21,761	$21,761

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$(7,119)	$(7,119)

Total Unrealized Appreciation (Depreciation)	$(7,119)	$(7,119)

Number of Contracts(1)	6	6

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2017.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

TCW | Gargoyle Hedged Value Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(935,480)	$(935,480)

Total Value	$(935,480)	$(935,480)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(2,588,101)	$(2,588,101)

Total Value	$(2,588,101)	$(2,588,101)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$(645,909)	$(645,909)

Total Unrealized Appreciation (Depreciation)	$(645,909)	$(645,909)

Number of Contracts(1)	215	215

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2017

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

TCW Long/Short Fundamental Value Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$—	$—

Total Value	$—	$—

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$—	$—

Total Value	$—	$—

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$396	$396

Total Unrealized Appreciation (Depreciation)	$396	$396

Number of Contracts(1)	—	—

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2017.

Options: The Funds purchase and sell put and call options on securities or indices to enhance investment  performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Dynamic 500, Dynamic 500 Collar, Dynamic 500 Market-Neutral and Hedged Value wrote call options during the period ended April 30, 2017, to lower the volatility of each Fund while producing additional income.

Option contracts purchased and written by the Funds and outstanding at the end of the respective periods are listed in each Fund’s Schedule of Investments.

The amount listed on the Statement of Assets and Liabilities as either deposit with brokers or payable to brokers for options, is cash held with or owed to the prime broker, Credit Suisse, to cover the cash movement of opening and closing option trades within the broker’s account.

Transactions in written option contracts for the period ended April 30, 2017, were as follows:

TCW | Gargoyle Dynamic 500 Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	7	$17,494
Options written	116	380,581
Options terminated in closing purchase transactions	(97)	(315,130)
Options exercised	—	—
Options expired	—	—

Options outstanding at April 30, 2017	26	$82,945

TCW | Gargoyle Dynamic 500 Collar Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	—	—
Options written	12	$24,862
Options terminated in closing purchase transactions	(8)	(15,888)
Options exercised	—	—
Options expired	—	—

Options outstanding at April 30, 2017	4	$8,974

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 2 — Significant Accounting Policies (Continued)

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	—	—
Options written	12	$80,142
Options terminated in closing purchase transactions	(6)	(41,091)
Options exercised	—	—
Options expired	—	—

Options outstanding at April 30, 2017	6	$39,051

TCW | Gargoyle Hedged Value Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	375	$956,937
Options written	1,198	3,465,597
Options terminated in closing purchase transactions	(1,353)	(3,762,494)
Options exercised	(5)	(27,722)
Options expired	—	—

Options outstanding at April 30, 2017	215	$632,318

TCW High Dividend Equities Long/Short Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	1	$589
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	(1)	(589)
Options expired	—	—

Options outstanding at April 30, 2017	—	$—

Short Sales: Certain Funds may enter into short sales transactions. A short sale is a transaction in which  a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas from purchases cannot exceed the total amount invested.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized  and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to the Funds or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income, and therefore, could result in differing amounts of distributions made by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by the Funds will be distributed at least annually.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to wash sales rules, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distribution received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to  make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of  your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Investment Style Risk: The Funds may also be subject to investment style risk. The Adviser’s investment  styles may be out of favor at times or may not produce the best results over shorter or longer time periods and may increase the volatility of the Funds’ share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing  an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Exchange-Traded Funds Risk: ETFs are investment companies that invest in a portfolio of securities  designed to track a particular market segment or index and whose shares are bought and sold on a security exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons, including costs incurred by the ETF in buying and selling securities. Assets invested in ETFs will indirectly bear the fees and expenses of the ETF, including operating costs and advisory fees that you, as a shareholder in a Fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund when it purchases ETFs.

Derivatives Risk: Use of derivatives involves risks different from, or possibly greater than, the risks  associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 3 — Risk Considerations (Continued)

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information, which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2017 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW | Gargoyle Dynamic 500 Fund	$683,900	$(5)	683,895	$6,129,955
TCW | Gargoyle Dynamic 500 Collar Fund	—	(2,531)	(2,531)	954,851
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	—	(1,995)	(1,995)	1,049,547
TCW | Gargoyle Hedged Value Fund	7,817,173	(2,669,340)	5,147,833	40,987,707
TCW | Gargoyle Systematic Value Fund	162,840	(78,508)	84,332	1,239,064
TCW High Dividend Equities Long/Short Fund	81,780	(27,083)	54,697	1,129,015

At October 31, 2016, the following Funds had net realized loss that will carryforward indefinitely for federal income tax purposes:

	Short-Term	Long-Term
TCW | Gargoyle Dynamic 500 Fund	$—	$—
TCW | Gargoyle Dynamic 500 Collar Fund	—	—
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	—	—
TCW | Gargoyle Hedged Value Fund	3,017,100	—
TCW | Gargoyle Systematic Value Fund	42,218	—
TCW High Dividend Equities Long/Short Fund	45,561	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, annual management fees of a percentage of the Funds’ daily net asset value as follows:

TCW | Gargoyle Dynamic 500 Fund	0.80%
TCW | Gargoyle Dynamic 500 Collar Fund	0.80%
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	0.80%
TCW | Gargoyle Hedged Value Fund	0.90%
TCW | Gargoyle Systematic Value Fund	0.70%
TCW High Dividend Equities Long/Short Fund	0.95%

The Adviser, not the Funds, is responsible for the payment of sub-advisory fees to Gargoyle Investment Advisor L.L.C. (“Gargoyle”), as the Sub-Adviser for the Funds listed below. Under the Investment Sub-Advisory Agreement with Gargoyle, the Adviser pays the following sub-advisory fees to Gargoyle as compensation for the services rendered to those Funds listed below:

Annual Sub-Advisory Fee
Fund	(As Percent of Average Net Asset Value)
TCW | Gargoyle Dynamic 500 Fund	0.40%*
TCW | Gargoyle Dynamic 500 Collar Fund	0.40%*
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	0.40%*
TCW | Gargoyle Hedged Value Fund	0.38% - 0.70%**
TCW | Gargoyle Systematic Value Fund	0.35%*

* These amounts may be reduced to the extent there are operating expenses paid by the Adviser or Gargoyle for the applicable Fund.

** Varies based on average net asset value and Fund and Adviser expenses.

The Adviser limits the operating expenses of each Class of shares not to exceed the following expense ratios relative to each Class’ average daily net assets:

TCW | Gargoyle Dynamic 500 Fund
I Shares	1.00%(1)
N Shares	1.25%(1)

TCW | Gargoyle Dynamic 500 Collar Fund
I Shares	1.00%(1)
N Shares	1.25%(1)

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Shares	1.00%(1)
N Shares	1.25%(1)

TCW | Gargoyle Hedged Value Fund
I Shares	1.25%(1)
N Shares	1.50%(1)

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

TCW | Gargoyle Systematic Value Fund
I Shares	0.90	%(1)
N Shares	1.15	%(1)

TCW High Dividend Equities Long/Short Fund
I Shares	1.30	%(1)
N Shares	1.55	%(1)

(1) These limitations are based on an agreement between the Adviser and the Fund.

The amount borne by the Adviser during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation can be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Adviser can recapture expenses from the Funds for three years from the date they were waived.

At April 30, 2017, the Adviser has available for recoupment the following class specific waivers recorded by the Funds:

Fund	Year	Total Waived	Expiration Date	04/30/2017 Remaining
TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2016	$60,475	10/31/2019	$60,475
N Class Shares	10/31/2016	$25,974	10/31/2019	$25,974

Total				$86,449

TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2017	$56,971	10/31/2020	$56,971
N Class Shares	10/31/2017	$4,411	10/31/2020	$4,411

Total				$61,382

TCW | Gargoyle Dynamic 500 Collar Fund
I Class Shares	10/31/2017	$2,562	10/31/2020	$2,562
N Class Shares	10/31/2017	$844	10/31/2020	$844

Total				$3,406

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class Shares	10/31/2017	$2,560	10/31/2020	$2,560
N Class Shares	10/31/2017	$843	10/31/2020	$843

Total				$3,403

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2015	$150,140	10/31/2018	$150,140
N Class Shares	10/31/2015	$36,779	10/31/2018	$36,779

Total				$186,919

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Fund	Year	Total Waived	Expiration Date	04/30/2017 Remaining

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2016	$424,688	10/31/2019	$424,688
N Class Shares	10/31/2016	$92,855	10/31/2019	$92,855

Total				$517,543

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2017	$205,239	10/31/2020	$205,239
N Class Shares	10/31/2017	$25,246	10/31/2020	$25,246

Total				$230,485

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2016	$62,373	10/31/2019	$62,373
N Class Shares	10/31/2016	$26,797	10/31/2019	$26,797

Total				$89,170

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2017	$42,753	10/31/2020	$42,753
N Class Shares	10/31/2017	$18,243	10/31/2020	$18,243

Total				$60,996

TCW High Dividend Equities Long/Short Fund
I Class Shares	10/31/2016	$61,368	10/31/2019	$61,368
N Class Shares	10/31/2016	$26,376	10/31/2019	$26,376

Total				$87,744

TCW High Dividend Equities Long/Short Fund
I Class Shares	10/31/2017	$41,880	10/31/2020	$41,880
N Class Shares	10/31/2017	$17,900	10/31/2020	$17,900

Total				$59,780

Trustees’ Fees: Trustees who are not affiliated with the Adviser receive compensation from the Funds as  shown on the Statement of Operations. Trustees may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Funds’ books as other liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Adviser and the Funds, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares. Under the terms of the plan, the Funds compensate the Distributor at a rate equal to 0.25% of the average daily net assets of the Funds attributable to their N Class shares for distribution and related services.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2017, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW | Gargoyle Dynamic 500 Fund	$5,423,180	$614,573
TCW | Gargoyle Dynamic 500 Collar Fund	956,561	1,710
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	1,051,437	1,890
TCW | Gargoyle Hedged Value Fund	13,533,372	20,380,928
TCW | Gargoyle Systematic Value Fund	372,007	368,685
TCW High Dividend Equities Long/Short Fund	1,387,163	1,619,423

There were no purchases or sales of U.S. government securities during this period.

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW | Gargoyle Dynamic 500 Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
I Class	Shares	Amount	Shares	Amount
Shares sold	508,327	$5,272,937	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	5,726	60,176	476	4,684
Shares Redeemed	(29,478)	(313,913)	—	—

Net Increase	484,575	$5,019,200	87,976	$879,684

TCW | Gargoyle Dynamic 500 Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
N Class	Shares	Amount	Shares	Amount
Shares sold	—	$—	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	352	3,701	195	1,921
Shares Redeemed	—	—	—	—

Net Increase	352	$3,701	37,695	$376,921

TCW | Gargoyle Dynamic 500 Collar Fund			Period Ended
			April 30, 2017
I Class			Shares	Amount
Shares sold			76,003	$760,000
Shares Issued upon Reinvestment of Dividends			—	—
Shares Redeemed			—	—

Net Increase			76,003	$760,000

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

TCW | Gargoyle Dynamic 500 Collar Fund	Period
	Ended
	April 30, 2017
N Class	Shares	Amount
Shares sold	25,000	$250,000
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	25,000	$250,000

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Period
	Ended
	April 30, 2017
I Class	Shares	Amount
Shares sold	76,003	$760,000
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	76,003	$760,000

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Period
	Ended
	April 30, 2017
N Class	Shares	Amount
Shares sold	25,000	$250,000
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	25,000	$250,000

TCW | Gargoyle Hedged Value Fund	Six Months
	Ended		Year Ended
	April 30, 2017		October 31, 2016
I Class	Shares	Amount	Shares	Amount
Shares sold	491,298	$4,428,873	741,791	$6,339,838
Shares Issued upon Reinvestment of Dividends	53,823	482,257	123,698	1,065,043
Shares Redeemed	(442,281)	(4,064,632)	(2,395,435)	(20,722,244)

Net Increase (Decrease)	102,840	$846,498	(1,529,946)	$(13,317,363)

TCW | Gargoyle Hedged Value Fund	Six Months
	Ended		Year Ended
	April 30, 2017		October 31, 2016
N Class	Shares	Amount	Shares	Amount
Shares sold	28,293	$263,416	93,250	$813,582
Shares Issued upon Reinvestment of Dividends	3,304	29,763	24,325	210,172
Shares Redeemed	(500,325)	(4,514,347)	(558,360)	(4,824,812)

Net Decrease	(468,728)	$(4,221,168)	(440,785)	$(3,801,058)

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 8 — Capital Share Transactions (Continued)

TCW | Gargoyle Systematic Value Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
I Class	Shares	Amount	Shares	Amount
Shares sold	490	$5,175	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	839	8,455	110	1,034
Shares Redeemed	—	—	—	—

Net Increase	1,329	$13,630	87,610	$876,034

TCW | Gargoyle Systematic Value Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
N Class	Shares	Amount	Shares	Amount
Shares sold	—	—	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	273	$2,752	38	360
Shares Redeemed	—	—	—	—

Net Increase	273	$2,752	37,538	$375,360

TCW High Dividend Equities Long/Short Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
I Class	Shares	Amount	Shares	Amount
Shares sold	634	$6,660	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	866	8,808	298	2,911
Shares Redeemed	—	—	—	—

Net Increase	1,500	$15,468	87,798	$877,911

TCW High Dividend Equities Long/Short Fund	Six Months
	Ended		Period Ended
	April 30, 2017		October 31, 2016
N Class	Shares	Amount	Shares	Amount
Shares sold	—	$—	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	357	3,631	145	1,419
Shares Redeemed	—	—	—	—

Net Increase	357	$3,631	37,645	$376,419

Note 9 — Affiliate Ownership

As of April 30, 2017, affiliates of the Funds and Adviser own 58.2% of the NAV of TCW | Gargoyle Dynamic 500 Fund and 100% of the NAV of TCW | Gargoyle Dynamic 500 Collar Fund, TCW | Gargoyle Dynamic 500 Market Neutral Fund, TCW | Gargoyle Systematic Value Fund, and TCW High Dividend Equities Long/Short Fund.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2017

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2017.

Note 11 — Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust, to the fullest extent permitted by the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

Note 12 — New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

TCW | Gargoyle Dynamic 500 Fund

Financial Highlights - I Class

			November 30, 2015
	Six Months		(Commencement of
	Ended		Operations)
	April 30, 2017		through
	(Unaudited)		October 31, 2016
Net Asset Value Per Share, Beginning of Period	$10.31		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.06		0.12
Net Realized and Unrealized Gain on Investment	0.77		0.24

Total from Investment Operations	0.83		0.36

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.05)
Distributions from Net Realized Gain	(0.05)		—

Total Distributions	(0.12)		(0.05)

Net Asset Value Per Share, End of Period	$11.02		$10.31

Total Return	8.14	%(2)	3.66	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,310		$907
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.20	%(3)	8.54	%(3)
After Expense Reimbursement	1.00	%(3)	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	1.10	%(3)	1.31	%(3)
Portfolio Turnover Rate	12	%(2)	7	%(2)

(1)  Computed using average shares outstanding throughout the period.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund

Financial Highlights - N Class

			November 30, 2015
	Six Months		(Commencement of
	Ended		Operations)
	April 30, 2017		through
	(Unaudited)		October 31, 2016
Net Asset Value Per Share, Beginning of Period	$10.29		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.04		0.10
Net Realized and Unrealized Gain on Investment	0.77		0.24

Total from Investment Operations	0.81		0.34

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.05)
Distributions from Net Realized Gain	(0.05)		—

Total Distributions	(0.09)		(0.05)

Net Asset Value Per Share, End of Period	$11.01		$10.29

Total Return	8.00	%(2)	3.44	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$419		$388
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.45	%(3)	8.79	%(3)
After Expense Reimbursement	1.25	%(3)	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	0.85	%(3)	1.06	%(3)
Portfolio Turnover Rate	12	%(2)	7	%(2)

(1)  Computed using average shares outstanding throughout the period.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund

Financial Highlights - I Class

	February 28, 2017
	(Commencement of
	Operations)
	through
	April 30, 2017
	(Unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(4)
Net Realized and Unrealized Gain on Investment	0.00

Total from Investment Operations	—

Net Asset Value Per Share, End of Period	$10.00

Total Return	0.00	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$760
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.55	%(3)
After Expense Reimbursement	1.00	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18	)%(3)
Portfolio Turnover Rate	0	%(2)

(1) Computed using average shares outstanding throughout the period.

(2) Not annualized.

(3) Annualized.

(4) Less than (0.005).

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund

Financial Highlights - N Class

	February 28, 2017
	(Commencement of
	Operations)
	through
	April 30, 2017
	(Unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income (1)	0.11
Net Realized and Unrealized (Loss) on Investment	(0.12)

Total from Investment Operations	(0.01)

Net Asset Value Per Share, End of Period	$9.99

Total Return	(0.10	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$250
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.80	%(3)
After Expense Reimbursement	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	6.31	%(3)
Portfolio Turnover Rate	0	%(2)

(1) Computed using average shares outstanding throughout the period.

(2) Not annualized.

(3) Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Financial Highlights - I Class

	February 28, 2017
	(Commencement of
	Operations)
	through
	April 30, 2017
	(Unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.03
Net Realized and Unrealized Gain on Investment	0.12

Total from Investment Operations	0.15

Net Asset Value Per Share, End of Period	$10.15

Total Return	1.50	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$771
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.44	%(3)
After Expense Reimbursement	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	1.59	%(3)
Portfolio Turnover Rate	0	%(2)

(1) Computed using average shares outstanding throughout the period.

(2) Not annualized.

(3) Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Financial Highlights - N Class

	February 28, 2017
	(Commencement of
	Operations)
	through
	April 30, 2017
	(Unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Gain on Investment	0.13

Total from Investment Operations	0.15

Net Asset Value Per Share, End of Period	$10.15

Total Return	1.50	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$254
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.69	%(3)
After Expense Reimbursement	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	1.34	%(3)
Portfolio Turnover Rate	0	%(2)

(1) Computed using average shares outstanding throughout the period.

(2) Not annualized.

(3) Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - I Class

										April 30, 2012 (Commencement of
	Six Months			One Month						Operations)
	Ended		Year Ended	Ended						through
	April 30, 2017		October 31,	October 31,		Year Ended September 30,				September 30,
	(Unaudited)		2016	2015(1)		2015(2)	2014(2)(8)		2013(2)(8)	2012 (2)(8)
Net Asset Value Per Share, Beginning of Period	$8.72		$9.38	$9.07		$10.34	$9.07		$7.25	$7.28

Income from Investment Operations:
Net Investment Income (Loss)(3)	(0.00	)(4)	0.07	(0.00	)(4)	0.07	0.05		0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investment	0.61		(0.52)	0.31		(0.89)	1.33		1.96	(0.07)

Total from Investment Operations	0.61		(0.45)	0.31		(0.82)	1.38		2.03	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.05)	—		(0.04)	(0.04)		(0.06)	—
Distributions from Net Realized Gain	—		(0.16)	—		(0.41)	(0.07)		(0.15)	—

Total Distributions	(0.11)		(0.21)	—		(0.45)	(0.11)		(0.21)	—

Net Asset Value Per Share, End of Period	$9.22		$8.72	$9.38		$9.07	$10.34		$9.07	$7.25

Total Return	7.05	%(5)	(4.69)%	3.42	%(5)	(8.15)%	15.32%		28.54%	(0.30	)%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$41,609		$38,438	$55,734		$53,166	$44,955		$20,123	$16,899
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.23	%(6)	2.19%	2.39	%(6)	1.37%	1.17%		1.52%	1.94	%(6)
After Expense Reimbursement	1.25	%(6)	1.25%	1.25	%(6)	1.25%	1.25	%(7)	1.25%	1.25	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10	%)(6)	0.82%	(0.31	)%(6)	0.66%	0.48%		0.92%	1.28	%(6)
Portfolio Turnover Rate	29	%(5)	57%	3	%(5)	71%	42%		66%	29	%(5)

(1)	The Fund changed its fiscal year end to October 31.
(2)	Reflects the Institutional Class of the Predecessor Fund adjusted for the exchange. See Note 2 in the Notes to Financial Statements.
(3)	Computed using average shares outstanding throughout the period.
(4)	Less than (0.005).
(5)	Not annualized.
(6)	Annualized.
(7)	Ratios include previously waived advisory fees recovered.
(8)	In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW | Gargoyle Hedged Value Fund, a conversion factor of 1.37451 was applied to the years ended September 30, 2014 and 2013, and April 30, 2012 through September 30, 2012 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - N Class

										May 4, 2012,
	Six Months			One Month						(Commencement of
	Ended		Year Ended	Ended						Operations)
	April 30, 2017		October 31,	October 31,		Year Ended September 30,				through
	(Unaudited)		2016	2015(1)		2015(2)	2014(2)(8)		2013(2)(8)	September 30, 2012 (2)(8)
Net Asset Value Per Share, Beginning of Period	$8.73		$9.38	$9.06		$10.34	$9.08		$7.27	$7.17

Income from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		0.05	(0.00	)(4)	0.04	0.02		0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investment	0.62		(0.53)	0.32		(0.90)	1.34		1.97	0.06

Total from Investment Operations	0.61		(0.48)	0.32		(0.86)	1.36		2.01	0.10

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.01)	—		(0.01)	(0.03)		(0.05)	—
Distributions from Net Realized Gain	—		(0.16)	—		(0.41)	(0.07)		(0.15)	—

Total Distributions	(0.07)		(0.17)	—		(0.42)	(0.10)		(0.20)	—

Net Asset Value Per Share, End of Period	$9.27		$8.73	$9.38		$9.06	$10.34		$9.08	$7.27

Total Return	6.96	%(5)	(5.04)%	3.53	%(5)	(8.45)%	15.03%		28.42%	1.32	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,814		$7,684	$12,385		$12,292	$22,802		$8,533	$402
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.60	%(6)	2.51%	2.78	%(6)	1.65%	1.52%		1.67%	1.99	%(6)
After Expense Reimbursement	1.50	%(6)	1.50%	1.50	%(6)	1.50%	1.50	%(7)	1.50%	1.50	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32	%)(6)	0.58%	(0.57	)%(6)	0.40%	0.23%		0.54%	1.35	%(6)
Portfolio Turnover Rate	29	%(5)	57%	3	%(5)	71%	42%		66%	29	%(5)

(1)	The Fund changed its fiscal year end to October 31.
(2)	Reflects the Retail Class of the Predecessor Fund adjusted for the exchange. See Note 2 in the Notes to Financial Statements.
(3)	Computed using average shares outstanding throughout the period.
(4)	Less than (0.005).
(5)	Not annualized.
(6)	Annualized.
(7)	Ratios include previously waived advisory fees recovered.
(8)	In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW | Gargoyle Hedged Value Fund, a conversion factor of 1.37048 was applied to the years ended September 30, 2014 and 2013, and April 30, 2012 through September 30, 2012 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2017 (Unaudited)		November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$9.25		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.01		0.08
Net Realized and Unrealized Gain (Loss) on Investment	1.35		(0.82)

Total from Investment Operations	1.36		(0.74)

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.01)

Total Distributions	(0.10)		(0.01)

Net Asset Value Per Share, End of Period	$10.51		$9.25

Total Return	14.71	%(2)	(7.38	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$935		$811
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.36	%(3)	9.37	%(3)
After Expense Reimbursement	0.90	%(3)	0.90	%(3)
Ratio of Net Investment Income to Average Net Assets	0.24	%(3)	0.92	%(3)
Portfolio Turnover Rate	29	%(2)	45	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2017 (Unaudited)		November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$9.24		$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(4)	0.06
Net Realized and Unrealized Gain (Loss) on Investment	1.33		(0.81)

Total from Investment Operations	1.33		(0.75)

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.01)

Total Distributions	(0.07)		(0.01)

Net Asset Value Per Share, End of Period	$10.50		$9.24

Total Return	14.46	%(2)	(7.51	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$397		$347
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.61	%(3)	9.62	%(3)
After Expense Reimbursement	1.15	%(3)	1.15	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01	%)(3)	0.66	%(3)
Portfolio Turnover Rate	29	%(2)	45	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Less than (0.005).

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2017 (Unaudited)		November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$9.71		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.01		0.11
Net Realized and Unrealized Gain (Loss) on Investment	0.86		(0.36)

Total from Investment Operations	0.87		(0.25)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.04)

Total Distributions	(0.12)		(0.04)

Net Asset Value Per Share, End of Period	$10.46		$9.71

Total Return	9.01	%(2)	(2.50	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$935		$853
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.58	%(3)(5)	9.46	%(3)(4)
After Expense Reimbursement	2.31	%(3)(5)	1.65	%(3)(4)
Ratio of Net Investment Income to Average Net Assets	0.11	%(3)	1.25	%(3)
Portfolio Turnover Rate	186	%(2)	169	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes dividend expense of 0.55%.

(5)	Includes dividend expense of 1.01%.

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2017 (Unaudited)		November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$9.69		$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.09
Net Realized and Unrealized Gain (Loss) on Investment	0.87		(0.36)

Total from Investment Operations	0.86		(0.27)

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.04)

Total Distributions	(0.10)		(0.04)

Net Asset Value Per Share, End of Period	$10.45		$9.69

Total Return	8.87	%(2)	(2.72	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$397		$365
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.83	%(3)(5)	9.71	%(3)(4)
After Expense Reimbursement	2.56	%(3)(5)	1.90	%(3)(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14	)%(3)	0.99	%(3)
Portfolio Turnover Rate	186	%(2)	169	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes dividend expense of 0.55%.

(5)	Includes dividend expense of 1.01%.

See accompanying notes to financial statements.

TCW Alternative Funds

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Alternative Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example for

TCW | Gargoyle Dynamic 500 Fund, TCW | Gargoyle Hedged Value Fund, TCW | Gargoyle Systematic Value Fund and TCW High Dividend Value Long/Short Fund is based on an Investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, to April 30, 2017 (181 days).

TCW | Gargoyle Dynamic 500 Collar Fund and TCW | Gargoyle Dynamic 500 Market-Neutral Fund is based on an Investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2017, to April 30, 2017 (62 days).

Actual Expenses The first line under each Fund in the table below provides information about the actual  account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below  provides information about the hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period November 1, 2016 to April 30, 2017
TCW | Gargoyle Dynamic 500 Fund
I Class Shares
Actual	$1,000.00	$1,081.40	1.00%	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01
N Class Shares
Actual	$1,000.00	$1,080.00	1.25%	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

TCW Alternative Funds

Shareholder Expenses (Unaudited) (Continued)

Beginning Account Value March 1, 2017		Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period March 1, 2017 to April 30, 2017
TCW | Gargoyle Dynamic 500 Collar Fund
I Class Shares
Actual	$1,000.00	$1,000.00	1.00%	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,006.68	1.00%	$1.68
N Class Shares
Actual	$1,000.00	$999.00	1.25%	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,006.27	1.25%	$2.10

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class Shares
Actual	$1,000.00	$1,015.00	1.00%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,006.68	1.00%	$1.68

N Class Shares
Actual	$1,000.00	$1,015.00	1.25%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,006.27	1.25%	$2.10

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period November 1, 2016 to April 30, 2017
TCW | Gargoyle Hedged Value Fund
I Class Shares
Actual	$1,000.00	$1,070.50	1.25.%	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
N Class Shares
Actual	$1,000.00	$1,069.60	1.50%	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

TCW Alternative Funds

Shareholder Expenses (Unaudited) (Continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period November 1, 2016 to April 30, 2017
TCW | Gargoyle Systematic Value Fund
I Class Shares
Actual	$1,000.00	$1,147.10	0.90%	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
N Class Shares
Actual	$1,000.00	$1,144.60	1.15%	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76

TCW High Dividend Long/Short Fund
I Class Shares
Actual	$1,000.00	$1,090.10	2.31%	$11.97
Hypothetical (5% return before expenses)	$1,000.00	$1,013.34	2.31%	$11.53

N Class Shares
Actual	$1,000.00	$1,088.70	2.56%	$13.26
Hypothetical (5% return before expenses)	$1,000.00	$1,012.10	2.56%	$12.77

TCW Alternative Funds

Privacy Policy

Our Privacy Policy

We, The TCW Group, Inc. and its subsidiaries, the TCW Alternative Funds, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

What You Should Know

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the United States Securities and Exchange Commission.

Categories of Information We Collect

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•	Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•	Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•	Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

TCW Alternative Funds

Privacy Policy  (Continued)

Categories of Information We Disclose to Nonaffiliated Third Parties

•	We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

•	We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

Categories of Information We Disclose to Our Affiliated Entities

•	We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•	We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

Information About Former Customers

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

Questions

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

TCW Alternative Funds

Privacy Policy  (Continued)

Reminder About TCW’s Financial Products

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Alternative Funds, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds:

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC.

TCW ALTERNATIVE FUNDS

TCW FUNDS, INC.

TCW STRATEGIC INCOME FUND, INC.

METROPOLITAN WEST FUNDS

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017|

email: privacy@tcw.com

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited)

The Adviser provides investment advisory services to the TCW | Gargoyle Dynamic 500 Collar Fund and the TCW | Gargoyle Dynamic 500 Market-Neutral Fund (together, the “TCW | Gargoyle Funds”) and to the TCW Long/Short Fundamental Value Fund (the TCW | Gargoyle Funds and the TCW Long/Short Fundamental Value Fund are referred to, collectively, as the “Funds”) under the Investment Management and Advisory Agreement dated July 13, 2015, as most recently amended February 28, 2017 (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser. The most recent amendment had the effect of including the Funds. The Advisory Agreement was approved for a two-year initial term with respect to the Funds by the Board of Trustees of the Trust (the “Board”) on December 12, 2016, and by the initial shareholder of each Fund.

Gargoyle Investment Advisor L.L.C. (the “Sub-Adviser”) serves as the sub-adviser for the TCW | Gargoyle Funds under a Sub-Advisory Agreement dated July 13, 2015, as most recently amended February 28, 2017 (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The most recent amendment had the effect of including the TCW | Gargoyle Funds. The Sub-Advisory Agreement was also approved for a two-year initial term with respect to the TCW | Gargoyle Funds by the Board on December 12, 2016. The Advisory Agreement and the Sub-Advisory Agreement are referred to together as the “Agreements.”

The Independent Trustees met separately with their independent legal counsel to review and discuss the information that had been requested on their behalf by their independent legal counsel and presented by the Adviser for their consideration. The information, material facts, and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

Review process

The Independent Trustees reviewed advice regarding legal and industry standards provided by their independent legal counsel, who assisted them in their review and consideration of the Agreements. In deciding to approve the Agreements the Independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, extent, and quality of services

The Independent Trustees reviewed the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser (together, the “Advisers”), noting in particular their familiarity with the services by the Adviser and the Sub-Adviser to other series of the Trust. Each Independent Trustee also serves on the board of trustees of the TCW Funds and is therefore familiar with the Adviser’s capabilities in providing investment management services over a longer term. The Board considered the depth and quality of the each Adviser’s investment management process, including its research and analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; and the resources of each organization to support the Funds. The Independent Trustees also previously reviewed the financial information about the Adviser’s organization showing the Adviser’s ability to carry out its obligations to the Funds, as well as the experience and qualifications of the key personnel at the Adviser.

The Independent Trustees reviewed the material elements of the oversight of the Sub-Adviser by the Adviser, including the Adviser’s prior due diligence on the Sub-Adviser, including analysis of investment

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited) (Continued)

management services, past performance, portfolio construction, risk parameters, regulatory compliance and personnel. The Board reviewed the Adviser’s proposed monitoring of portfolio activities and risk levels, risk assessment and monitoring of the ongoing condition of the Sub-Adviser, and annual and ongoing review of the Sub-Adviser’s compliance program and activities. The Independent Trustees noted that certain information, including the experience and qualifications of the investment personnel at the Sub-Adviser and the services to be provided by the Sub-Adviser, has been previously discussed extensively among themselves and with representatives of the Sub-Adviser.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services expected to be provided by the Advisers should benefit each Fund and its shareholders over time.

Investment results

Noting that there is no performance information for the Funds because they are newly formed, the Independent Trustees considered other composite performance information that was previously provided about accounts managed by the Sub-Adviser that are similar to the TCW | Gargoyle Funds. The Board recognized the Adviser’s explanation for the absence of a closely applicable peer group of mutual funds given the relatively uncommon strategies proposed to be used, and also noted that the Adviser had suggested appropriate benchmark indexes for each Fund.

The Board concluded that the management of the Funds by the Advisers should benefit each Fund and its shareholders over time.

Advisory fees and total expenses

The Independent Trustees next considered the proposed management fee under the Advisory Agreement and the proposed expense ratio for each Fund, noting that the Adviser has agreed to operating expense limitations for the Funds under the terms of the Operating Expenses Agreement. They also considered the very limited number of any directly comparable unaffiliated peer funds. The Independent Trustees noted that the management fee does not include any breakpoints but concluded that it would be more appropriate to consider the sharing of potential economies of scale for a Fund when that Fund reaches a certain size where those potential economies may become apparent. The Independent Trustees noted the arm’s-length bargaining between the Adviser and the Sub-Adviser as to the allocation of the advisory fees, and further considered that the sub-advisory fee will be paid to the Sub-Adviser by the Adviser, and not directly by the TCW | Gargoyle Funds, that the Sub-Adviser has agreed to a reduced sub-advisory fee, and that no affiliates of the Sub-Adviser will be retained to provide any services to the TCW | Gargoyle Funds.

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited)  (Continued)

The Adviser’s costs, level of profits, and economies of scale

The Board recognized that the Funds are new mutual funds with an expense limitation. For that reason, the Adviser is unlikely to realize profits from the Advisory Agreement until the Funds have grown substantially. In addition to on-going subsidies required in order to maintain the expense limitation, the Board also recognized the substantial expenses incurred by the Adviser from its own resources in order to organize, seed and launch the Funds.

Thus, the Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow, but recognized that the Funds currently are too small to generate any economies of scale.

Ancillary benefits

The Board and the Independent Trustees considered other actual and potential financial benefits to the Advisers in concluding that the contractual advisory fees are fair and reasonable for the Funds. Among these considerations, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds (except for the Adviser’s parent company as the controlling owner of the Adviser).

Conclusion

Based on their review, the Independent Trustees concluded that the factors discussed above, among others, support a finding that the Advisory Agreements are fair and reasonable to each Fund and its shareholders, that shareholders of each Fund should receive reasonable value in return for the management fee and other amounts paid to the Advisers, and that the approval of the applicable Advisory Agreements would be in the best interests of each Fund and its shareholders.

TCW Alternative Funds

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Trust uses to determine how to vote proxies are available without charge. The Board of Trustees of the Trust has delegated the Trust’s proxy voting authority to the Adviser.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Adviser are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Trust’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Adviser, on behalf of the Trust, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Trust’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for the Trust’s proxy voting record, it will send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Trust also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Trust’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Alternative Funds

865 South Figueroa Street

Los Angeles, California 90017

866 858 4338

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

ADMINISTRATOR & TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

DISTRIBUTOR

TCW Funds Distributor, LLC

865 South Figueroa Street

Los Angeles, California 90017

BOARD OF TRUSTEES

Peter McMillan

Trustee and Chairman of the Board

Patrick C. Haden

Trustee

Andrew Tarica

Trustee

Jess M. Ravich

Trustee

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer

Jeffrey A. Engelsman

Chief Compliance Officer

Patrick W. Dennis

Assistant Secretary

George N. Winn

Assistant Treasurer

FUNDafSAR    5/20/17

Item 2. Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

(“CUSIP”) number; (4) total number of shares or, for debt securities, principal amount divested; (5) Date(s) that the securities were divested; (6) if the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and (7) name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           TCW Alternative Funds

By (Signature and Title)*     /s/ David S. DeVito

  David S. DeVito, President and Chief Executive Officer

  (principal executive officer)

Date                                         July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David S. DeVito

  David S. DeVito, President and Chief Executive Officer

  (principal executive officer)

Date                                         July 7, 2017

By (Signature and Title)*     /s/ Richard M. Villa

  Richard M. Villa, Treasurer

  (principal financial officer)

Date                                         July 7, 2017

* Print the name and title of each signing officer under his or her signature.